UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	November 8, 2004

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       54

Form 13F Information Table value total:       $98805



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aetna Inc.                 COM              00817Y108       2797   28260SH       SOLE                 0       0  28260
American Int'l Group       COM              026874107       1108   16301SH       SOLE                 0       0  16301
Analog Devices, Inc.       COM              032654105       2803   72280SH       SOLE                 0       0  72280
Apache Corp                COM              037411105       2156   43385SH       SOLE                 0       0  43385
Bank of America CorporationCOM              060505104        212    4886SH       SOLE                 0       0   4886
BB&T Corporation           COM              054937107        707   17816SH       SOLE                 0       0  17816
Berkshire Hathaway B       CLASS B          084670207        256      89SH       SOLE                 0       0     89
BP Amoco                   COM              055622104        327    5686SH       SOLE                 0       0   5686
Brunswick Corp             COM               117043109      3018   66525SH       SOLE                 0       0  66525
Bunge                      COM              G16962105       1926   48605SH       SOLE                 0       0  48605
Capital One Financial Corp.COM              14040H105        386    5227SH       SOLE                 0       0   5227
Charles Schwab & Co., Inc. COM               808513105       297   32283SH       SOLE                 0       0  32283
Chevrontexaco Corp         COM               166764100       229    4262SH       SOLE                 0       0   4262
Chicos Fashion Inc         COM               168615102      2474   72980SH       SOLE                 0       0  72980
Cisco Systems, Inc.        COM              17275R102       1878  108336SH       SOLE                 0       0 108336
Cmkm Diamonds Inc          COM              125809103          0  614000SH       SOLE                 0       0 614000
Coca-Cola Company          COM               191216100       327    8169SH       SOLE                 0       0   8169
Constellation Brands       COM              21036P108       1996   52885SH       SOLE                 0       0  52885
Covance Inc.               COM               222816100      2700   68185SH       SOLE                 0       0  68185
Danaher Corporation        COM               235851102      3497   68665SH       SOLE                 0       0  68665
Dean Foods Co              COM               242370104      1584   52771SH       SOLE                 0       0  52771
Dell Inc.                  COM               247025109      2559   72577SH       SOLE                 0       0  72577
Doral Fin'l Corp           COM              25811P100       3428   83160SH       SOLE                 0       0  83160
Dover Corporation          COM               260003108      2903   74680SH       SOLE                 0       0  74680
Dun & Bradstreet CorporatioCOM              26483E100       3206   55040SH       SOLE                 0       0  55040
Exxon Mobil Corporation    COM              30231G102       1737   35938SH       SOLE                 0       0  35938
First Data Corp.           COM               319963104      2828   65211SH       SOLE                 0       0  65211
General Electric Co.       COM               369604103      1862   55650SH       SOLE                 0       0  55650
Harman Int'l Industries    COM               413086109      4084   38135SH       SOLE                 0       0  38135
Horseshoe Gold Mining      COM              44075E107          1   10500SH       SOLE                 0       0  10500
Intel Corp.                COM               458140100      1819   92195SH       SOLE                 0       0  92195
Markel Corp.               COM               570535104       237     770SH       SOLE                 0       0    770
MBIA, Inc                  COM              55262C100       1683   29030SH       SOLE                 0       0  29030
MBNA, Inc.                 COM              55262L100       1646   65310SH       SOLE                 0       0  65310
Microsoft Corporation      COM               594918104       494   17868SH       SOLE                 0       0  17868
Noble Energy Inc           COM               655044105      2248   38915SH       SOLE                 0       0  38915
Nortel Networks Corp.      COM               656568102        35   10277SH       SOLE                 0       0  10277
Old Republic Intl Corp     COM               680223104      2243   89889SH       SOLE                 0       0  89889
Patterson Companies Inc.   COM               703412106      3104   40880SH       SOLE                 0       0  40880
Pfizer, Inc.               COM               717081103       485   15843SH       SOLE                 0       0  15843
Praxair, Inc.              COM              74005P104       3136   73875SH       SOLE                 0       0  73875
Procter & Gamble Company   COM               742718109       760   14040SH       SOLE                 0       0  14040
Renaissance Holdings, Inc. COM              G7496G103       2518   49227SH       SOLE                 0       0  49227
SPDR Trust                 COM              78462F103       2401   21480SH       SOLE                 0       0  21480
Staples, Inc.              COM               855030102      3460  116868SH       SOLE                 0       0 116868
Sunoco, Inc.               COM              86764P109       2153   29185SH       SOLE                 0       0  29185
Symantec Corp              COM               871503108      4355   79828SH       SOLE                 0       0  79828
Sysco Corporation          COM               871829107      1516   50653SH       SOLE                 0       0  50653
Toyota Motor Cp ADR        SPONSORED ADR     892331307      2514   33225SH       SOLE                 0       0  33225
Tyco International Ltd.    COM               902124106      2389   78710SH       SOLE                 0       0  78710
UnitedHealth Group         COM              91324P102       3160   43214SH       SOLE                 0       0  43214
Wellpoint Hlth Ntwks       COM              94973H108       2491   23700SH       SOLE                 0       0  23700
Wells Fargo & Co., Inc.    COM               949746101       321    5390SH       SOLE                 0       0   5390
Wyeth                      COM               983024100       353    9445SH       SOLE                 0       0   9445